13. Employment Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Employment Agreements

On November 15, 2013, as a closing condition to the Merger, the Company entered into five-year employment agreements with Andrew Heyward, to serve as Chief Executive Officer, and Amy Moynihan Heyward, to serve as President of the Company, for which each will receive an annual base salary of $200,000 and $180,000, respectively.

On April 26, 2011, the Company and each of Messrs. Moeller, Meader, Larry Balaban and Howard Balaban (the “Pre-Merger Executives”) agreed to terminate all then existing employment agreements for the Pre-Merger Executives and enter into new five-year employment agreements unless written termination is provided by either party. Each employment agreement provides for a graduated base salary beginning at $165,000 per annum retroactive to March 20, 2011, continuing to December 31, 2011, increasing to $195,000 for 2012 and $225,000 for 2013. After 2013, the agreement provided for base salary increases at the discretion of the Board of Directors, with a minimum 5% increase.  In addition to base salary, each Pre-Merger Executive was to receive an annual car allowance of $11,400, and four weeks paid vacation per annum.

On January 10, 2013, Messrs. Moeller, Meader and Howard Balaban agreed to reduce the amount of payments for salary effective January 1, 2013 through January 19, 2013 to $165,000 and a further reduction to $140,000 commencing January 20, 2013, continuing until further notice by each one to the Board of Directors. The agreements with each of Messrs. Moeller, Meader and Howard Balaban included the accrual of unpaid salary, the right to convert any or all of the accrued but unpaid salary to common stock of the Company at a conversion price of $21.00 per share and an amendment to all outstanding stock option grant notices to allow each to retain all rights until the expiration date upon termination unless for cause, as defined in the employment agreement.

On March 28, 2013, Mr. Meader voluntarily resigned his position as President effective April 1, 2013. The Company agreed to the retention of all stock options granted to Mr. Meader as of the date of termination, vesting and expiration dates in accordance with the original grant notices in exchange for a general release of all claims against the Company. The Company entered into a consulting agreement with Mr. Meader to provide continued services for an initial period of twelve months.

On May 2, 2012, the Company entered into a five-year “at will” employment agreement with Jeanene Morgan to serve as the Company’s Chief Financial Officer. The agreement provided a base salary of $165,000 per annum from January 1, 2012 to December 31, 2012, increasing to $190,000 on January 1, 2013 and $215,000 on January 1, 2014. After 2014, the agreement provided for base salary increases at the discretion of the Board of Directors with a minimum 5% increase. The Board of Directors, in its sole discretion, may grant Ms. Morgan a year-end bonus with a value of no less than 2% of EBITDA of the Company (assuming a positive figure) and up to 100% of Ms. Morgan’s base salary. Ms. Morgan was granted an option to purchase 2,000 shares of the Company’s common stock. Ms. Morgan was permitted to participate in all benefit plans of the Company and received four weeks paid vacation.

On January 10, 2013, Ms. Morgan agreed to defer the payment of the salary increase which would have become effective January 1, 2013. The deferral would continue until further notice by Ms. Morgan to the Board of Directors. The agreement included the accrual of unpaid salary, the right to convert any or all of the accrued but unpaid salary to common stock of the Company at a conversion price of $21.00 per share and an amendment to all outstanding stock option grant notices to allow Ms. Morgan to retain all rights until the expiration date upon termination unless for cause, as defined in the employment agreement.

On October 29, 2013, the Company executed new two year employment agreements with Messrs. Klaus Moeller, Howard Balaban and Larry Balaban, with an effective date of October 1, 2013, whereby the employees agreed to a reduction of salary. Each was to was receive (i) an annual salary of $20,800 (except that if the Company generates cash flow from operations of at least $300,000 on an annual basis, the annual salary shall be $100,000 plus an additional payment of $75,000 per annum, payable in cash or shares of the Company’s common stock in quarterly installments of $18,750 each, and (ii) the acceleration of vesting of all previously issued option grants to Mr. Moeller under the Company’s 2008 Stock Option Plan as well as participation in other Company benefit plans and the ability to receive a year-end performance bonus, at the discretion of the Company’s Board of Directors. In the event employment is terminated by the Company without “Cause” as defined in the agreement, the employee shall be entitled to severance payments for twelve months, based on the annual salary rate of $100,000.

On October 29, 2013, the Company and Ms. Morgan agreed to execute a new employment agreement, effective October 1, 2013, whereby Ms. Morgan agreed to continue to serve as the Company’s Chief Financial Officer for a period of two years in consideration for (i) a reduction in annual salary to $175,000 and (ii) the acceleration of vesting of all previously issued option grants to Ms. Morgan under the Company’s 2008 Stock Option Plan as well as participation in other Company benefit plans and the ability to receive a year-end performance bonus, at the discretion of the Company’s Board of Directors. In the event Ms. Morgan’s employment is terminated by the Company without “Cause” (as defined in the Morgan Employment Agreement), Ms. Morgan shall be entitled to severance payments for twelve months. Additional information regarding Ms. Morgan’s agreement is available on the Form 8-K filed on October 30, 2013.

On November 15, 2013, as a closing condition to the Merger, each of Messrs. Moeller, Larry Balaban and Howard Balaban resigned their executive positions with the Company. Accrued but unpaid salaries and benefits payable to these individuals were converted into the Company’s common stock.

On November 15, 2013, as a closing condition to the Merger, the Company entered into five-year employment agreements with Andrew Heyward, to serve as Chief Executive Officer, and Amy Moynihan Heyward, to serve as President of the Company, for which each will receive an annual base salary of $200,000 and $180,000, respectively.

Subsequent to December 31, 2013, Jeanene Morgan resigned from her position as Chief Financial Officer of the Company.